Impairment losses and goodwill - Sensitivity of recoverable amounts - Graphic (Details) - EUR (€) € in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	€ 24.6	€ 27.1	€ 15.7
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	5.1	5.5	4.1
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	9.1	10.4	7.0
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	10.0	11.4	7.9
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	3.3	3.7	3.7
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	1.3	1.2	1.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	2.1	1.6	1.9
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	2.5	2.0	2.2
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	1.6	1.0	0.0
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.5	0.5	0.4
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.7	0.6	0.3
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.7	0.6	0.4
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.7	0.7	0.7
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.2	0.2	0.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.3	0.3	0.3
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.3	0.3	0.3
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.3	0.1	0.0
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.2	0.2	0.2
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.3	0.3	0.2
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.4	0.3	0.3
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	0.3	0.1	0.0
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.1	0.1	0.1
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.1	0.1	0.1
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	0.1	0.1	0.1
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
100% margin of the recoverable amount over the carrying value tested	5.4	5.5	3.5
100% effect on the recoverable amount of a variation of 10% in cash flow of terminal year	0.6	0.6	0.3
100% effect on the recoverable amount of a decrease by 1% in perpetuity growth rate	0.8	0.8	0.4
100% effect on the recoverable amount of an increase by 1% in post-tax discount rate	€ 1.0	€ 1.0	€ 0.5